Form N-1A Supplement	Sep. 12, 2025
PRINCIPAL FOCUSED BLUE CHIP ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Exchange-Traded Funds
Supplement dated September 12, 2025
to the Prospectus dated June 9, 2025

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR PRINCIPAL FOCUSED BLUE CHIP ETF
Under Performance, delete the bar chart titled Total Returns as of December 31 and replace with the following:
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	1Q 2024	9.65%
Lowest return for a quarter during the period of the bar chart above:	3Q 2024	2.83%
Year-to-date return	1Q 2025	(5.25)%
Under Performance, delete the Average Annual Total Returns table and replace with the following:

Average Annual Total Returns (Based on NAV) For the periods ended December 31, 2024
	1 Year	Life of Fund
Return Before Taxes	20.63%	24.28%
Return After Taxes on Distributions	20.20%	23.94%
Return After Taxes on Distributions and Sale of Fund Shares	12.28%	18.61%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	24.51%	21.99%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	33.36%	29.77%